Equity - Restricted and unrestricted equity (Details) - SEK (kr) kr in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	[1],[2]	Dec. 31, 2015
Equity	kr 18,239	[1],[2]	kr 17,574	[1],[2]	kr 17,136		kr 16,828
Restricted equity
Equity	5,240		6,122
Unrestricted equity
Equity	kr 12,999		kr 11,452

[1]	See Note 23.
[2]	The entire equity is attributable to the shareholder of the Parent Company.